UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Raytheon Co.	8,944	$1,868,759

		$1,868,759

Air Freight & Logistics — 1.1%
FedEx Corp.	6,484	$1,701,920

		$1,701,920

Auto Components — 1.8%
Aptiv PLC	24,507	$2,325,224
Delphi Technologies PLC(1)	8,169	451,174

		$2,776,398

Banks — 1.3%
KeyCorp	95,340	$2,040,276

		$2,040,276

Beverages — 2.6%
Coca-Cola Co. (The)	29,800	$1,418,182
Constellation Brands, Inc., Class A	12,006	2,634,957

		$4,053,139

Biotechnology — 6.1%
Celgene Corp.(1)	14,768	$1,493,931
Gilead Sciences, Inc.	40,245	3,372,531
Incyte Corp.(1)	16,503	1,490,056
Vertex Pharmaceuticals, Inc.(1)	18,054	3,012,671

		$9,369,189

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	17,343	$1,230,139

		$1,230,139

Capital Markets — 4.5%
Charles Schwab Corp. (The)	68,069	$3,630,801
Goldman Sachs Group, Inc. (The)	7,398	1,981,850
S&P Global, Inc.	7,512	1,360,423

		$6,973,074

Chemicals — 2.8%
Celanese Corp., Series A	14,828	$1,603,796
Ecolab, Inc.	10,051	1,383,822
Olin Corp.	34,640	1,291,379

		$4,278,997

Communications Equipment — 1.0%
Palo Alto Networks, Inc.(1)	9,985	$1,576,332

		$1,576,332

Distributors — 2.1%
LKQ Corp.(1)	77,953	$3,276,365

		$3,276,365

Security	Shares	Value
Electrical Equipment — 1.7%
AMETEK, Inc.	34,300	$2,617,090

		$2,617,090

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,189,228

		$1,189,228

Food Products — 2.1%
Mondelez International, Inc., Class A	21,503	$954,733
Pinnacle Foods, Inc.	37,187	2,303,363

		$3,258,096

Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(1)	2,983	$781,546
Danaher Corp.	11,868	1,201,991
Stryker Corp.	9,839	1,617,335

		$3,600,872

Health Care Providers & Services — 0.7%
Anthem, Inc.	4,546	$1,126,726

		$1,126,726

Internet & Direct Marketing Retail — 11.4%
Amazon.com, Inc.(1)	8,000	$11,607,120
Netflix, Inc.(1)	16,790	4,538,337
Priceline Group, Inc. (The)(1)	735	1,405,357

		$17,550,814

Internet Software & Services — 18.7%
Alibaba Group Holding, Ltd. ADR(1)	5,638	$1,151,787
Alphabet, Inc., Class A(1)	4,500	5,319,990
Alphabet, Inc., Class C(1)	5,402	6,320,016
Facebook, Inc., Class A(1)	44,686	8,351,367
GoDaddy, Inc., Class A(1)	61,194	3,379,745
Okta, Inc.(1)	29,863	879,465
Twitter, Inc.(1)	131,089	3,383,407

		$28,785,777

IT Services — 4.0%
Fiserv, Inc.(1)	6,987	$984,049
Visa, Inc., Class A	42,000	5,217,660

		$6,201,709

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	15,733	$1,155,274

		$1,155,274

Media — 1.2%
Walt Disney Co. (The)	16,897	$1,836,197

		$1,836,197

Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	40,020	$1,655,627
EOG Resources, Inc.	15,894	1,827,810

		$3,483,437

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,559,463

		$1,559,463

Security	Shares	Value
Pharmaceuticals — 2.8%
Eli Lilly & Co.	16,168	$1,316,884
Zoetis, Inc.	38,920	2,986,331

		$4,303,215

Road & Rail — 3.3%
J.B. Hunt Transport Services, Inc.	17,534	$2,118,633
Norfolk Southern Corp.	10,434	1,574,282
Union Pacific Corp.	10,178	1,358,763

		$5,051,678

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Ltd.	5,289	$1,311,831
Monolithic Power Systems, Inc.	32,100	3,823,752
Texas Instruments, Inc.	19,463	2,134,507

		$7,270,090

Software — 8.1%
Activision Blizzard, Inc.	22,246	$1,649,096
Adobe Systems, Inc.(1)	24,954	4,984,811
Proofpoint, Inc.(1)	7,763	791,981
salesforce.com, inc.(1)	33,800	3,850,158
SecureWorks Corp., Class A(1)	127,588	1,235,052

		$12,511,098

Specialty Retail — 3.1%
Home Depot, Inc. (The)	9,189	$1,846,070
TJX Cos., Inc. (The)	19,216	1,543,429
Ulta Beauty, Inc.(1)	6,209	1,379,019

		$4,768,518

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	17,520	$2,933,374

		$2,933,374

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.(1)	14,330	$1,120,749
NIKE, Inc., Class B	19,321	1,318,079

		$2,438,828

Trading Companies & Distributors — 1.9%
United Rentals, Inc.(1)	15,867	$2,873,672

		$2,873,672

Total Common Stocks (identified cost $78,320,315)		$153,659,744

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(2)	674,813	$674,880

Total Short-Term Investments (identified cost $674,812)		$674,880

Value
Total Investments — 100.1% (identified cost $78,995,127)	$154,334,624

Other Assets, Less Liabilities — (0.1)%	$(83,724)

Net Assets — 100.0%	$154,250,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $3,303.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$153,659,744	*	$—	$—	$153,659,744
Short-Term Investments	—		674,880	—	674,880
Total Investments	$153,659,744		$674,880	$—	$154,334,624

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018